PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Property and equipment, net
Total cost	$ 308,010	$ 254,206
Less: accumulated depreciation and amortization	134,727	91,125
Property and equipment, net	173,283	163,081
Depreciation expenses	34,972	27,560	$ 19,625
Medical equipment
Property and equipment, net
Total cost	144,685	119,654
Leasehold improvement
Property and equipment, net
Total cost	123,570	101,355
Computer equipment and application software
Property and equipment, net
Total cost	18,861	14,743
Furniture and fixtures
Property and equipment, net
Total cost	19,273	17,004
Motor vehicles
Property and equipment, net
Total cost	1,379	1,255
Construction in progress
Property and equipment, net
Total cost	$ 242	$ 195